Consolidated Statements of Cash Flows (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (590,000)	$ (220,966,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		252,000
Amortization of intangibles	7,000	762,000
Amortization of debt issuance costs	33,000	120,000
Amortization of debt discount		317,000
Embedded derivative interest cost		165,000
Issuance of stock for services		12,202,000
Change in fair value of derivative liability		204,963,000
Share-based compensation		23,000
Deferred rent		5,000
Deferred taxes		(1,037,000)
Earn out adjustment		291,000
Interest in JV		(18,000)
Changes in assets and liabilities, net of effect of acquisition:
Contract receivables		1,306,000
Prepaid and other current assets	(80,000)	(74,000)
Accounts payable		(1,395,000)
Accrued liabilities	301,000	446,000
Related party payables		1,045,000
Net cash used in operating activities	(329,000)	(1,593,000)
Cash flows from investing activities:
Purchases of property and equipment		(45,000)
Proceeds from the sale of automobile		23,000
Cash received in the acquisition of New West		897,000
Acquisition of New West		(500,000)
Notes receivable		97,000
Net cash provided by investing activities		472,000
Cash flows from financing activities:
Proceeds from issuance of common stock	23,000
Stock issuance costs	(12,000)
Proceeds from long term debt	284,000	3,525,000
Payments on long term debt		(488,000)
Payments on other accrued liabilities		(177,000)
Line of Credit, net		56,000
Debt issuance costs	(6,000)	(380,000)
Other	40,000
Net cash provided by (used in) financing activities	329,000	2,536,000
Net increase (decrease) in cash and cash equivalents		1,415,000
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period		1,415,000
Supplemental Disclosure Cash Flow Information:
Cash paid for interest		288,000
Supplemental disclosure of non-cash investing and financing activity:
Issuance of debt in the acquisition of New West		5,530,000
Issuance of common stock in the acquisition of New West		703,000
Fair value of put option		238,679,000
Conversion of Promissory notes to common stock		357,000
Bifurcation of Follow-on notes and warrants		1,214,000
Issuance of Additional shares - EPA notes		77,000
Fair value of assets acquired		10,754,000
Less liabilities assumed		(4,081,000)
Less cash acquired		(897,000)
Plus shares issued		703,000
Business acquisition, net of cash acquired		$ 6,479,000